Specific Risks	12 Months Ended
Dec. 31, 2025
Specific Risks [Abstract]
Specific Risks

3. Specific Risks

Currency risk

A majority of the Group’s transactions are denominated in RMB and a significant portion of the Group’s assets and liabilities are denominated in RMB. The RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future. Remittances in currencies other than RMB by the companies in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

The Group has not entered into any hedging transactions in an effort to reduce its exposure to foreign exchange risk.

Concentration and credit risks

Financial instruments that potentially subject the Group to credit risks consist of cash, receivables from customers. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheet dates.

The Group deposits its cash with banks located in Hong Kong and mainland China. As of December 31, 2024 and 2025, RMB10,522,943 and RMB3,146,071 (US$449,766) were deposited with these banks, respectively. Balances maintained with banks in Hong Kong are insured under the Deposit Protection Scheme introduced by the Hong Kong Government for a maximum amount of RMB718,960 (HK$800,000) for each depositor at one bank, while the balances maintained by the Group may at times exceed the insured limits. Cash balances maintained with banks in the PRC are not otherwise insured. The Group has not experienced any losses in these bank accounts and management believes that the Group is not exposed to any significant credit risk on cash.

For the credit risk related to receivables from customers, the Group performs regular and ongoing credit assessments of the counterparts’ financial conditions and credit histories. The Group also assesses historical collection trends and aging of receivables. The Group considers that it has adequate controls over these receivables in order to minimize the related credit risk. As of December 31, 2024 and 2025, allowance for credit losses were recorded at RMB89,688 and nil, respectively. The adoption of ASU 2016-13 on January 1, 2023 did not have a material impact on our consolidated financial statements and disclosures.

For the years ended December 31, 2024 and 2025, most of the Group’s assets were located in PRC. At the same time, the Group considers that it is exposed to the following concentrations of risk:

(a)	Major customers

For the years ended December 31, 2023, 2024 and 2025, customer A accounted for 12%, 13% and 13% of the Group’s total revenues, respectively.

Total balance of accounts receivable and contract assets generated from customer A accounted for 15% and 11% of the Group’s total balances of accounts receivable and contract assets, as of December 31, 2024 and 2025, respectively.

(b)	Major suppliers

For the year ended December 31, 2025, supplier A and supplier B from which the Group’s purchases of transportation services accounted for 97% and 1% of the Group’s total costs of transportation service respectively. For the year ended December 31, 2024, supplier A and supplier B from which the Group’s purchase of transportation services accounted for 87% and 11% of the Group’s total costs of services respectively. For the year ended December 31, 2023, supplier A and supplier B from which the Group’s purchase of transportation services accounted for 74% and 23% of the Group’s total costs of services respectively.

For the year ended December 31, 2025, balance of accounts payable generated from supplier A accounted for nil and supplier B accounted for nil of the Group’s total balances of accounts payable. For the year ended December 31, 2024, balance of accounts payable generated from supplier A accounted for 84% and supplier B accounted for nil of the Group’s total balances of accounts payable.

Supplier A and supplier B primarily assist the Group to manage and coordinate with the independent truckers for payments and administrative services. The transportation service fees are paid to truckers through the supplier A and supplier B’s services.

Interest rate risk

Fluctuations in market interest rates may negatively affect the Group’s financial conditions and results of operations. The Group is exposed to floating interest rate risk on bank deposits and floating rate borrowings, and the risks due to changes in interest rates is not material. The Group has not used any derivative financial instruments to manage the interest risk exposure.

Business and economic risk

The Group participates in the dynamic and competitive contract logistics industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations and cash flows: changes in the overall demand for services; changes in global fuel fee; changes in business offerings; competitive pressures due to existing and new service providers; changes in certain strategic relationships or customer relationships; risks associated with the Group’s ability to attract and retain employees and independent truckers necessary to support its growth and risks related to health epidemics; severe weather conditions and other outbreaks.

The Group’s operations could be adversely affected by significant political, economic and social uncertainties and epidemic in mainland China.